Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2015 Portfolio
September 30, 2021
VIPIFF2015-NPRT3-1121
1.822893.116
Domestic Equity Funds - 19.7%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	82,089	4,336,773
VIP Equity-Income Portfolio Investor Class (a)	170,228	4,531,476
VIP Growth & Income Portfolio Investor Class (a)	204,641	5,165,128
VIP Growth Portfolio Investor Class (a)	43,352	4,454,000
VIP Mid Cap Portfolio Investor Class (a)	28,286	1,254,752
VIP Value Portfolio Investor Class (a)	174,851	3,320,412
VIP Value Strategies Portfolio Investor Class (a)	99,049	1,619,457
TOTAL DOMESTIC EQUITY FUNDS (Cost $13,903,311)		24,681,998

International Equity Funds - 22.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	851,432	11,783,821
VIP Overseas Portfolio Investor Class (a)	563,730	16,224,147
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,311,723)		28,007,968

Bond Funds - 47.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,068,465	12,212,559
Fidelity International Bond Index Fund (a)	91,323	915,972
Fidelity Long-Term Treasury Bond Index Fund (a)	245,425	3,556,209
VIP High Income Portfolio Investor Class (a)	461,523	2,506,068
VIP Investment Grade Bond Portfolio Investor Class (a)	2,913,390	39,971,713
TOTAL BOND FUNDS (Cost $54,949,427)		59,162,521

Short-Term Funds - 10.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $13,407,711)	13,407,711	13,407,711

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $100,572,172)	125,260,198
NET OTHER ASSETS (LIABILITIES) - 0.0%	9
NET ASSETS - 100.0%	125,260,207

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,574,743	3,220,244	948,108	344	4,331	361,349	12,212,559
Fidelity International Bond Index Fund	-	921,821	713	-	(6)	(5,130)	915,972
Fidelity Long-Term Treasury Bond Index Fund	2,631,870	1,880,175	737,861	62,366	(59,791)	(158,184)	3,556,209
VIP Contrafund Portfolio Investor Class	4,152,536	881,560	1,145,814	203,060	164,456	284,035	4,336,773
VIP Emerging Markets Portfolio Investor Class	12,210,641	3,298,464	3,092,941	494,177	206,761	(839,104)	11,783,821
VIP Equity-Income Portfolio Investor Class	4,380,894	955,547	1,325,910	149,067	60,529	460,416	4,531,476
VIP Government Money Market Portfolio Investor Class 0.01%	13,861,313	3,004,861	3,458,463	1,079	-	-	13,407,711
VIP Growth & Income Portfolio Investor Class	4,991,866	1,127,464	1,605,418	155,165	181,595	469,621	5,165,128
VIP Growth Portfolio Investor Class	4,231,281	1,234,182	1,064,665	516,083	53,242	(40)	4,454,000
VIP High Income Portfolio Investor Class	2,279,148	365,272	212,473	19,392	(3,183)	77,304	2,506,068
VIP Investment Grade Bond Portfolio Investor Class	36,688,378	8,437,477	4,375,994	552,366	(51,230)	(726,918)	39,971,713
VIP Mid Cap Portfolio Investor Class	1,210,139	202,843	339,799	4,735	36,565	145,004	1,254,752
VIP Overseas Portfolio Investor Class	13,236,940	4,634,168	2,861,591	411,981	31,323	1,183,307	16,224,147
VIP Value Portfolio Investor Class	3,207,630	603,116	1,083,511	7,790	158,671	434,506	3,320,412
VIP Value Strategies Portfolio Investor Class	1,568,434	280,127	550,602	2,542	84,845	236,653	1,619,457
	114,225,813	31,047,321	22,803,863	2,580,147	868,108	1,922,819	125,260,198

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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